BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) $ / shares in Units, $ in Millions			6 Months Ended		12 Months Ended
	Jul. 23, 2025 USD ($)	Jul. 23, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 HKD ($) shares	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Ordinary Shares, Issued		1,340,000			10
Shares price | $ / shares		$ 4.00
Proceeds from issuance of shares	$ 5.4	$ 5,400,000	$ 4,379,764	$ 7,065,391	$ 9,177,530	$ 18,039,849	$ 793,266
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Issued		1,340,000	7,200,000		5,732,000	5,732,000
Ms Yip Ka Ki Cherry [member]
IfrsStatementLineItems [Line Items]
Ordinary shares description			Prior to a group reorganization, TIL was held as to 95.3% by Ms. Seto and 4.7% by Ms. Yip Ka Ki Cherry. Upon completion of the reorganization, Ms. Seto, a controlling shareholder, and Ms. Yip ultimately owns 76.4% and 4.7% Class A Ordinary Shares shareholding of the Company, respectively, and 100% and nil Class B Ordinary Shares shareholding of the Company, respectively. Goal Success and TIL become indirectly owned subsidiaries of the Company.		Prior to a group reorganization, TIL was held as to 95.3% by Ms. Seto and 4.7% by Ms. Yip Ka Ki Cherry. For details, please refer to section History and Corporate Structure of the prospectus of the Company. Upon completion of the reorganization, Ms. Seto, a controlling shareholder, and Ms. Yip ultimately owns 76.4% and 4.7% Class A Ordinary Shares shareholding of the Company, respectively, and 100% and nil Class B Ordinary Shares shareholding of the Company, respectively. Goal Success and TIL become indirectly owned subsidiaries of the Company.